Document and Entity Information	0 Months Ended
Aug. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Aug. 31, 2013
Registrant Name	Strategic Funds, Inc.
Central Index Key	0000737520
Amendment Flag	false
Document Creation Date	Jun. 20, 2014
Document Effective Date	Jun. 20, 2014
Prospectus Date	Jun. 23, 2014
Dreyfus Conservative Allocation Fund | Dreyfus Conservative Allocation Fund
Risk/Return:
Trading Symbol	SCALX
Dreyfus Moderate Allocation Fund | Dreyfus Moderate Allocation Fund
Risk/Return:
Trading Symbol	SMDAX
Dreyfus Growth Allocation Fund | Dreyfus Growth Allocation Fund
Risk/Return:
Trading Symbol	SGALX